Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
Summarized unaudited quarterly financial data is presented below.

	First	Second	Third	Fourth	Total
	(In millions, except per unit data)
2014 (1):
Revenues	$723.0	$927.2	$857.4	$1,000.2	$3,507.8
Operating income	$73.6	$91.4	$88.2	$103.9	$357.1
Net income attributable to the EnLink Midstream Partners, LP	$53.6	$81.8	$83.5	$91.6	$310.5
General partner interest in net income	$10.4	$43.5	$43.0	$41.4	$138.3
Limited partners' interest in net income attributable to EnLink Midstream Partners, LP	$7.7	$38.3	$40.5	$50.2	$136.7
Income per limited partner unit-basic	$0.03	$0.17	$0.18	$0.21	$0.59
Income per limited partner unit-diluted	$0.03	$0.17	$0.18	$0.21	$0.59
2013:
Revenues	$526.9	$588.0	$578.2	$602.8	$2,295.9
Operating income	$35.9	$42.6	$48.1	$44.7	171.3
Net income attributable to EnLink Midstream Partners, LP	$29.4	$32.8	$30.3	$23.0	$115.5

(1) Financial information has been recast to include the financial position and results attributable to the Transferred Interests and VEX Interest.